Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ (33,868)	$ (1,036,715)	$ 3,547,811	$ 1,921,695
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	US$1=NT$30.715	US$1=NT$30.715	US$1=NT$29.76	US$1=NT$32.25
Net Foreign Exchange Gain (Loss)	$ (2,204)	$ (67,476)	$ (244,802)	$ 203,258
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ (27,744)	$ (849,234)	$ 4,130,243	$ 1,494,044
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	CNY1=NT$4.4753	CNY1=NT$4.4753	CNY1=NT$4.5545	CNY1=NT$4.649
Net Foreign Exchange Gain (Loss)	$ (3,920)	$ (120,005)	$ (337,630)	$ 224,393